GLB-Q3

Quarterly Report
August 31, 2026
MFS®  Global Opportunistic
Bond Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 0.9%
Airbus SE, 3.375%, 5/13/2033	EUR	904,000	$1,024,587
Boeing Co., 6.388%, 5/01/2031		$278,000	291,600
Boeing Co., 5.805%, 5/01/2050		1,072,000	1,010,520
Honeywell Aerospace, Inc., 4.6%, 3/16/2033		275,000	265,900
Honeywell Aerospace, Inc., 4.95%, 3/16/2036		623,000	598,483
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		930,000	938,060
Rheinmetall AG, 3.375%, 5/28/2031	EUR	300,000	343,224
Rolls-Royce Holdings PLC, 3.875%, 5/20/2036		410,000	468,688
Thales S.A., 4.25%, 10/18/2031		600,000	715,315
Thales S.A., 3.75%, 8/27/2034		600,000	687,626
TransDigm, Inc., 6.375%, 5/31/2033 (n)		$2,979,000	2,987,097
			$9,331,100
Apparel, Footwear, & Accessories – 0.1%
Burberry Group PLC, 5.75%, 6/20/2030	GBP	800,000	$1,082,548
Asset-Backed & Securitized – 5.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.096%, 11/15/2054 (i)		$11,512,934	$342,188
AA Bond Co. Ltd., 5.95%, 7/31/2030	GBP	120,000	163,558
AA Bond Co. Ltd., 5.5%, 7/31/2032		488,000	644,725
ACREC 2021-FL1 Ltd., “C”, FLR, 5.903% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$2,557,500	2,558,940
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		2,130,672	2,128,923
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,820,361	1,807,347
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		879,180	877,662
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.636% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,384,208
AREIT 2022-CRE6 Trust, “C”, FLR, 5.786% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	533,970
AREIT 2022-CRE6 Trust, “D”, FLR, 6.486% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	569,945
Arqiva Broadcast Finance PLC, 4.882%, 12/31/2032	GBP	450,667	587,535
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.233% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$3,802,743	3,808,192
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.698%, 4/15/2053 (i)		1,360,626	48,296
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.306%, 7/15/2054 (i)		8,396,506	363,842
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.659%, 2/15/2054 (i)		14,165,641	765,159
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.878%, 7/15/2053 (i)		9,023,808	432,148
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.19%, 3/15/2054 (i)		5,899,559	197,811
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.934%, 6/15/2054 (i)		18,594,177	511,924
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)		19,268,163	781,419
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.327%, 8/15/2054 (i)		19,654,990	836,135
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.48% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	942,054
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.03% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	755,260
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		883,043	889,256
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		52,375	53,182
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		648,763	644,587
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)		443,840	440,497
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)		163,520	162,852
BX Trust, 2024-PURE, “A”, FLR, 4.202% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,959,731	1,413,892
BX Trust, 2026-CLS, “C”, FLR, 5.989% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)		$297,000	298,104
BX Trust, 2026-CLS, “D”, FLR, 7.089% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)		311,000	312,927
BX Trust, 2026-ORBT, “B”, FLR, 5.189% (SOFR - 1mo. + 1.55%), 7/15/2043 (n)		196,004	196,494
BX Trust, 2026-ORBT, “C”, FLR, 5.389% (SOFR - 1mo. + 1.75%), 7/15/2043 (n)		590,577	592,054
Cathedral Lake VI Ltd., FLR, 5.66% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		1,783,838	1,784,398
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		369,451	283,391
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		580,431	579,611
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.811%, 4/15/2054 (i)		7,332,264	184,790
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.063%, 6/15/2063 (i)		11,189,566	358,847
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.108%, 6/15/2064 (i)		8,666,820	316,004
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		1,580,784	1,579,267

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		$194,910	$194,714
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,022
Empire District Bondco LLC, 4.943%, 1/01/2033		1,131,869	1,129,993
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		180,100	180,310
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		1,148,901	1,146,330
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		606,933	607,619
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	151,880
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	150,352
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.893% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		642,012	641,547
KREF 2021-FL2 Ltd., “B”, FLR, 5.404% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,154,392
MF1 2022-FL8 Ltd., “C”, FLR, 5.847% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,128,253
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)		4,961,176	205,834
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.209%, 6/15/2054 (i)		14,036,570	485,783
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		562,864	562,303
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,220,029	1,219,241
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		265,326	265,350
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		819,602	821,883
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)		599,698	594,494
OBX Trust, 2026-NQM8, “A2”, 5.498%, 5/25/2066 (n)		775,232	767,326
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.993% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		1,189,346	1,189,611
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,155,254
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.339% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		1,297,029	1,297,947
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		568,804	568,118
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.593%, 4/15/2054 (i)		8,950,638	443,507
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.624%, 8/15/2054 (i)		13,783,769	783,909
			$52,077,366
Auto & Auto Components – 0.9%
Dorman Products, Inc., 6.25%, 6/15/2034 (n)		$2,576,000	$2,600,936
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		514,000	518,151
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	590,000	673,007
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		$539,000	538,740
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		918,000	903,399
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		2,285,000	2,452,484
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)		1,355,000	1,338,432
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	400,000	452,150
			$9,477,299
Brokerage & Asset Managers – 0.9%
Blue Owl Finance LLC, 6.75%, 8/18/2036		$658,000	$656,446
Carlyle Group, Inc., 5.05%, 9/19/2035		419,000	396,048
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		1,018,000	968,394
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)		286,000	279,195
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		1,610,000	1,562,405
Deutsche Boerse AG, 4.2% to 9/02/2032, FLR (EUR ICE Swap Rate - 5yr. + 1.327%) to 9/02/2052 (w)	EUR	500,000	580,756
Jefferies Financial Group, Inc., 5.125%, 4/28/2031		$587,000	574,064
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		1,374,000	1,301,055
Low Income Investment Fund, 3.711%, 7/01/2029		555,000	531,659
LPL Holdings, Inc., 5.65%, 3/15/2035		654,000	640,561
LPL Holdings, Inc., 5.75%, 6/15/2035		408,000	401,569
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	770,000	859,793
			$8,751,945
Building – 1.2%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$2,293,000	$2,348,783
Ferguson Enterprises, Inc., 5%, 10/03/2034		1,051,000	1,017,877
Heidelberg Materials AG, 3.5%, 10/10/2029	EUR	730,000	845,909
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		$406,000	408,595
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		1,181,000	1,191,394

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		$2,063,000	$1,696,697
Martin Marietta Materials, Inc., 5.625%, 8/15/2036		679,000	679,051
Martin Marietta Materials, Inc., 6.375%, 8/15/2056		674,000	688,362
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		2,907,000	2,943,221
Vulcan Materials Co., 5.7%, 12/01/2054		532,000	504,485
			$12,324,374
Business Services – 1.0%
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)		$729,000	$691,899
Experian PLC, 5.35%, 8/24/2036 (n)		812,000	790,575
Paychex, Inc., 5.35%, 4/15/2032		770,000	769,313
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)		1,093,000	989,028
RELX Finance B.V., 3.25%, 5/22/2029	EUR	300,000	346,276
SE Cosmos LLC, 8.875%, 5/01/2031 (n)		$1,784,000	1,755,670
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		2,522,000	2,315,206
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	466,837
Yondr JK 1 LLC, 6.875%, 6/30/2031 (n)		$1,797,000	1,683,565
			$9,808,369
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$317,000	$322,376
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		315,000	307,082
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		198,000	176,228
Comcast Corp., 6.05%, 5/15/2055		536,000	489,688
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	1,450,609	1,728,259
Videotron Ltd., 3.625%, 6/15/2029 (n)		$839,000	807,330
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		2,500,000	2,126,007
			$5,956,970
Chemicals – 0.5%
Akzo Nobel N.V., 3.625%, 6/16/2029	EUR	190,000	$219,916
F.I.S. Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)		1,600,000	1,869,957
FIS Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031		400,000	467,490
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		1,590,000	1,889,890
Maxam Prill S.à r.l., 6%, 7/15/2030		450,000	534,875
Novonesis (Novozymes), “B”, 3.625%, 3/19/2033		470,000	537,873
			$5,520,001
Conglomerates – 0.8%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	590,000	$670,344
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		$2,735,000	2,649,531
nVent Finance S.à r.l., 5.65%, 5/15/2033		789,000	797,959
Regal Rexnord Corp., 6.05%, 4/15/2028		669,000	680,417
Regal Rexnord Corp., 6.4%, 4/15/2033		367,000	381,103
Smiths Group PLC, 3.625%, 11/13/2033	EUR	930,000	1,036,127
Veralto Corp., 4.15%, 9/19/2031		649,000	761,195
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$508,000	512,544
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		635,000	634,152
			$8,123,372
Construction – 0.4%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$2,138,000	$2,196,925
Mattamy Group Corp., 6%, 12/15/2033 (n)		2,379,000	2,304,036
			$4,500,961
Consumer Products – 1.0%
Acushnet Co., 5.625%, 12/01/2033 (n)		$2,869,000	$2,816,930
Galderma Finance Europe B.V., 3.375%, 3/17/2031	EUR	570,000	650,490
Haleon US Capital LLC, 5.375%, 8/21/2036		$1,163,000	1,155,268

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		$3,236,000	$2,986,019
Thor Industries, Inc., 4%, 10/15/2029 (n)		2,168,000	2,067,890
			$9,676,597
Consumer Services – 0.6%
Booking Holdings, Inc., 3%, 11/07/2030	EUR	930,000	$1,050,015
ISS Global A/S, 3.5%, 5/11/2031		1,110,000	1,265,142
Pluxee N.V., 3.75%, 9/04/2032		700,000	798,885
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		$2,779,000	2,641,714
			$5,755,756
Diversified Financial Services – 2.2%
Ares Capital Corp., 5.25%, 4/12/2031		$1,098,000	$1,061,777
Aroundtown S.A., 3%, 10/16/2029	GBP	430,000	537,725
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		$381,000	386,034
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		1,072,000	1,033,124
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		578,000	576,293
Blackstone Secured Lending Fund, 5.9%, 5/21/2031		631,000	618,587
Blue Owl Credit Income Corp., 6.55%, 10/15/2031 (n)		1,333,000	1,324,426
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		1,313,000	1,298,962
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	1,551,586	1,789,730
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$524,000	519,028
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		994,000	1,029,396
Mileway Eur Lux Holdco S.à r.l., 4.375%, 7/15/2033	EUR	1,170,000	1,333,691
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		$546,000	551,175
OneMain Finance Corp., 7.5%, 5/15/2031		2,129,000	2,186,500
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,088,000	1,984,387
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,336,699
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		1,309,000	1,257,487
VGP N.V., 2.25%, 1/17/2030	EUR	400,000	436,887
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$2,678,000	2,662,246
			$21,924,154
Emerging Market Quasi-Sovereign – 2.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,958,000	$1,973,585
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,518,081
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		494,617	493,134
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		628,000	608,400
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	619,274
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,044,648
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,665,277
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		492,000	479,835
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		1,460,000	1,515,239
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		1,418,000	1,448,399
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	625,804
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,077,171
Petroleos Mexicanos, 10%, 2/07/2033		748,000	873,440
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,264,572
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,744,113
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		1,084,000	1,021,574
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		1,196,000	1,149,825
Telecommunications Co. (Republic of Serbia), 7.25%, 5/18/2031 (n)		1,244,000	1,230,695
			$20,353,066
Emerging Market Sovereign – 19.6%
Arab Republic of Egypt, 7.3%, 9/30/2033		$1,033,000	$1,030,632
Czech Republic, 5.3%, 9/19/2035	CZK	29,510,000	1,437,802
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$769,000	767,847
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,227,215

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 10%, 1/01/2035	BRL	61,185,000	$9,336,851
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	5,520,000	6,099,539
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		3,954,000	4,207,931
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$2,048,000	1,968,137
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	38,028,000	980,491
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,554,940
Oriental Republic of Uruguay, 8%, 10/29/2035		125,763,733	3,149,632
People's Republic of China, 3.13%, 11/21/2029	CNY	65,610,000	10,375,279
People's Republic of China, 1.43%, 1/25/2030		129,850,000	19,391,437
People's Republic of China, 1.63%, 10/25/2030		27,300,000	4,098,895
People's Republic of China, 2.88%, 2/25/2033		139,660,000	22,642,707
People's Republic of China, 1.83%, 8/25/2035		33,000,000	4,972,763
Republic of Angola, 9.375%, 3/31/2033 (n)		$200,000	207,000
Republic of Argentina, 4.125%, 7/09/2035		2,526,000	1,908,393
Republic of Bulgaria, 5%, 3/05/2037		1,570,000	1,499,350
Republic of Chile, 4.375%, 8/03/2038	EUR	1,371,010	1,573,725
Republic of Colombia, 7.75%, 11/07/2036		$1,874,000	1,992,999
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		747,000	809,326
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,808,245
Republic of Ecuador, 6.9%, 7/31/2035		$1,614,000	1,476,003
Republic of Guatemala, 6.05%, 8/06/2031 (n)		1,545,000	1,570,956
Republic of Hungary, 5.5%, 6/16/2034		1,534,000	1,536,835
Republic of Hungary, 6%, 9/26/2035 (n)		1,460,000	1,490,950
Republic of Hungary, 7%, 10/24/2035	HUF	933,870,000	3,255,374
Republic of Hungary, 6.25%, 9/23/2037		1,787,530,000	5,960,389
Republic of Korea, 1.875%, 6/10/2029	KRW	15,314,110,000	10,616,880
Republic of Korea, 2.5%, 9/10/2030		26,500,000,000	18,262,746
Republic of Korea, 1.5%, 12/10/2030		24,350,000,000	16,016,956
Republic of Paraguay, 5.6%, 3/13/2048		$2,000,000	1,799,600
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,539,927
Republic of Peru, 6.85%, 8/12/2035	PEN	27,816,000	8,572,369
Republic of Poland, 5.375%, 2/12/2035		$1,476,000	1,466,440
Republic of Poland, 5%, 10/25/2035	PLN	15,447,000	3,863,352
Republic of Romania, 6.375%, 1/30/2034		$2,014,000	2,006,354
Republic of Romania, 3.75%, 2/07/2034	EUR	1,386,000	1,424,266
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	664,435
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,926,000	2,052,071
Republic of South Africa, 8.75%, 2/28/2048	ZAR	42,452,000	2,500,700
Republic of South Africa, 7.25%, 12/11/2055 (n)		$515,000	500,909
Republic of Turkey, 6.95%, 9/16/2035		1,516,000	1,493,287
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,756,209
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	4,179,448
			$199,047,592
Energy - Independent – 1.2%
Aker BP ASA, 4%, 5/29/2032	EUR	660,000	$762,404
APA Corp., 6.1%, 2/15/2035		$194,000	198,097
APA Corp., 6.75%, 2/15/2055		353,000	362,558
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		1,038,000	1,053,322
California Resources Corp., 7%, 1/15/2034 (n)		2,522,000	2,521,776
Chord Energy Corp., 6%, 10/01/2030 (n)		2,466,000	2,495,570
Matador Resources Co., 6.5%, 4/15/2032 (n)		2,227,000	2,250,257
Occidental Petroleum Corp., 6.45%, 9/15/2036		777,000	819,600
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		1,308,000	1,289,555
Var Energi ASA, 3.875%, 3/12/2031	EUR	570,000	658,700
			$12,411,839

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$550,126
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,203,051
Eni S.p.A., 4.25%, 5/19/2033	EUR	630,000	743,995
Eni S.p.A., 4%, 5/26/2035		1,090,000	1,243,460
Eni S.p.A., 6%, 5/18/2056 (n)		$1,270,000	1,212,448
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	1,010,000	835,777
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,820,377
			$7,609,234
Entertainment & Leisure – 0.7%
Carnival Corp., 5.875%, 6/15/2031 (n)		$779,000	$781,664
Carnival Corp., 5.75%, 8/01/2032 (n)		765,000	757,064
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	1,519,000	2,121,666
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$595,000	595,895
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		458,000	460,778
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,542,000	1,563,019
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		1,134,000	1,149,967
			$7,430,053
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$554,000	$501,579
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	248,220
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	657,512
Arla Foods Amba, 3.375%, 5/22/2029	EUR	330,000	381,108
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		$1,330,000	1,301,986
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	942,951
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		2,751,000	2,778,763
Davide Campari-Milano N.V., 4.25%, 6/17/2033	EUR	1,120,000	1,292,454
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		$426,000	420,790
Heineken N.V., 3.505%, 5/03/2034	EUR	1,180,000	1,328,315
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		$835,000	767,067
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		994,000	967,809
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		799,000	774,446
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	800,000	897,642
Magnum ICC Finance B.V., 4%, 11/26/2037		620,000	687,862
Maple Parent Holdings Corp., 4.728%, 3/26/2035		660,000	763,233
Mars, Inc., 5.2%, 3/01/2035 (n)		$907,000	893,801
Mars, Inc., 5.7%, 5/01/2055 (n)		1,054,000	995,972
			$16,601,510
Forest & Paper Products – 0.1%
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	$898,397
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031		250,000	284,206
			$1,182,603
Global Systemically Important Banks – 1.9%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$268,000	$269,781
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		748,000	670,248
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		1,347,000	1,340,618
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		724,000	709,195
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		769,000	759,872
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		911,000	874,581
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		821,000	779,548
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		818,000	815,972
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		920,000	884,397
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174		422,000	418,744
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		640,000	649,962
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		596,000	520,818
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		1,319,000	1,317,696

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$765,000	$668,900
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		912,000	883,681
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,097,000	1,042,999
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		1,021,000	1,016,175
Royal Bank of Canada, 3.75%, 8/03/2034	EUR	1,220,000	1,389,457
UBS Group AG, 3.125%, 2/13/2031		890,000	1,012,531
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,447,000	1,269,043
UBS Group AG, 5.58%, 5/09/2036 (n)		270,000	268,515
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		1,182,000	1,077,734
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		395,000	392,761
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		569,000	516,350
			$19,549,578
Industrial – 0.5%
Arcadis N.V., 4%, 5/20/2031	EUR	520,000	$598,800
Booz Allen Hamilton, Inc., 5.95%, 8/04/2033		$294,000	295,032
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		430,000	426,321
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	479,623
Multiversity S.p.A., 7.125%, 5/17/2031		1,525,000	1,697,042
WSP Global, Inc., 5.039%, 9/18/2031 (n)		$428,000	419,337
WSP Global, Inc., 5.714%, 9/18/2036 (n)		1,314,000	1,266,907
			$5,183,062
Insurance – 0.8%
Athene Holding Ltd., 6.15%, 8/15/2036		$873,000	$863,710
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	1,257,227
Corebridge Financial, Inc., 4.35%, 4/05/2042		$978,000	805,246
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		624,000	606,473
Equitable America Global Funding, 5.125%, 6/15/2031 (n)		1,148,000	1,136,283
Mapfre S.A., 3.125%, 1/20/2032	EUR	1,100,000	1,233,456
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$850,000	837,993
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		979,000	1,007,636
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)		529,000	504,861
			$8,252,885
Insurance - Health – 0.2%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	240,000	$312,406
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)		$526,000	528,762
Humana, Inc., 5.55%, 5/01/2035		795,000	778,929
UnitedHealth Group, Inc., 5.15%, 7/15/2034		681,000	672,096
			$2,292,193
Insurance - Property & Casualty – 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		$2,582,000	$2,614,871
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	163,917
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	366,683
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	570,936
Brown & Brown, Inc., 5.25%, 6/23/2032		816,000	803,170
Brown & Brown, Inc., 6.25%, 6/23/2055		634,000	609,162
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,284,000	934,714
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$637,000	637,424
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		770,000	752,552
Hub International Ltd., 7.25%, 6/15/2030 (n)		2,157,000	2,220,834
Hub International Ltd., 7.375%, 1/31/2032 (n)		610,000	626,130
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	1,030,000	1,149,144
Progressive Corp., 5.15%, 3/26/2036		$642,000	626,733
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		2,266,000	2,362,579
			$14,438,849

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.7%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	500,000	$555,014
Caixa Geral de Depositos S.A. (Republic of Portugal), 3.625% to 5/20/2031, FLR (EUR ICE Swap Rate - 1yr. + 0.73%) to 5/20/2032		700,000	803,440
Electricite de France S.A., 4.625%, 1/25/2043		600,000	664,000
Landsbankinn hf. (Republic of Iceland), 4%, 5/12/2031		895,000	1,034,239
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032		930,000	1,053,705
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	768,470
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	730,000	812,481
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,030,000	1,046,922
			$6,738,271
International Market Sovereign – 18.1%
Government of Bermuda, 5%, 7/15/2032 (n)		$2,566,000	$2,533,951
Government of Canada, 2.75%, 12/01/2055	CAD	3,642,000	2,010,583
Government of Japan, 3.4%, 3/20/2046	JPY	595,000,000	3,519,644
Government of Japan, 0.4%, 3/20/2050		2,110,750,000	5,981,317
Government of Japan, 0.7%, 12/20/2051		1,530,000,000	4,456,011
Government of Japan, 2.4%, 3/20/2055		1,765,300,000	7,815,942
Government of New Zealand, 4.5%, 5/15/2030	NZD	10,013,000	6,020,104
Government of New Zealand, 1.5%, 5/15/2031		8,006,000	4,196,524
Government of New Zealand, 1.75%, 5/15/2041		14,836,000	5,731,412
Kingdom of Spain, 3.9%, 7/30/2039 (n)	EUR	4,220,000	4,866,865
Republic of France, 2.7%, 2/25/2031 (n)		9,185,000	10,352,058
Republic of France, 3.5%, 11/25/2035 (n)		3,100,000	3,450,068
Republic of France, 4.1%, 5/25/2046 (n)		3,337,000	3,584,067
Republic of France, 3.25%, 5/25/2055 (n)		3,260,000	2,837,623
Republic of Italy, 2.85%, 2/01/2031		3,078,000	3,486,177
Republic of Italy, 1.45%, 3/01/2036		25,228,000	23,352,260
Republic of Italy, 4.1%, 4/30/2046 (n)		9,042,000	9,783,959
Republic of Italy, 4.3%, 10/01/2054 (n)		4,413,000	4,719,875
State of Israel, 5%, 1/13/2036		$2,092,000	2,012,899
United Kingdom Treasury, 4%, 10/22/2031	GBP	17,909,237	23,539,967
United Kingdom Treasury, 3.25%, 1/31/2033		8,060,000	10,000,904
United Kingdom Treasury, 4.25%, 7/31/2034		9,400,000	12,175,361
United Kingdom Treasury, 4.5%, 3/07/2035		18,325,000	23,981,953
United Kingdom Treasury, 1.5%, 7/22/2047		1,872,000	1,232,278
United Kingdom Treasury, 5.375%, 1/31/2056		1,225,000	1,565,245
			$183,207,047
Internet – 0.1%
Alphabet, Inc., 5.45%, 8/15/2036		$689,000	$683,570
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	1,117,000	$579,257
Machinery & Tools – 0.4%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$1,979,000	$2,044,868
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/2036 (n)		1,782,000	1,744,404
			$3,789,272
Media – 1.5%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	1,818,000	$2,244,806
NAVER Corp., 3.75%, 4/21/2033	EUR	670,000	762,212
News Corp., 3.875%, 5/15/2029 (n)		$1,358,000	1,312,210
Nexstar Media Group, Inc., 7.25%, 4/15/2034 (n)		2,849,000	2,885,798
Omnicom Finance Holdings PLC, 3.85%, 5/02/2034	EUR	1,200,000	1,350,999
Prosus N.V., 5.528%, 7/13/2033 (n)		$1,724,000	1,710,833
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		2,457,000	2,476,206
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,303,000	1,239,856

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Media – continued
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$821,000	$772,211
			$14,755,131
Medical & Health Technology & Services – 1.2%
Alcon Finance Corp., 3.875%, 9/02/2033 (w)	EUR	220,000	$253,868
Baxter International, Inc., 4.9%, 12/15/2030		$547,000	537,201
Baxter International, Inc., 5.65%, 12/15/2035		411,000	401,120
Encompass Health Corp., 4.75%, 2/01/2030		3,056,000	3,011,532
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	1,933,000	2,200,531
HCA, Inc., 5.45%, 9/15/2034		$125,000	124,142
HCA, Inc., 5.125%, 6/15/2039		485,000	449,238
HCA, Inc., 5.7%, 11/15/2055		507,000	458,032
Hospital Special Surgery, 2.667%, 10/01/2050		1,118,000	642,635
ICON Investments Six DAC, 5.849%, 5/08/2029		523,000	532,213
ICON Investments Six DAC, 5.421%, 8/13/2031 (n)		607,000	603,886
ICON Investments Six DAC, 5.995%, 8/13/2036 (n)		1,055,000	1,051,886
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		560,000	539,672
Sartorius Finance B.V., 3.75%, 5/12/2031	EUR	300,000	345,102
Sartorius Finance B.V., 4.5%, 9/14/2032		500,000	592,008
			$11,743,066
Medical Equipment – 0.5%
Abbott Laboratories, 4.65%, 3/15/2036		$801,000	$758,641
Danaher Corp., 3.25%, 4/29/2030	EUR	1,130,000	1,298,154
Insulet Corp., 6.5%, 4/01/2033 (n)		$2,755,000	2,798,666
			$4,855,461
Metals & Mining – 0.8%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	1,360,000	$1,516,031
FMG Resources (August 2006) Pty Ltd., 5.875%, 4/15/2030 (n)		$2,926,000	2,937,942
Glencore PLC, 4.314%, 9/03/2034 (w)	EUR	510,000	590,955
Norsk Hydro ASA, 3.75%, 6/17/2033		590,000	674,745
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$1,170,000	1,190,697
Samarco Mineracao S.A., 9.5%(4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,532,887	1,547,770
			$8,458,140
Midstream – 1.9%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$3,096,000	$3,037,965
Cheniere Energy Partners LP, 5.55%, 10/30/2035		646,000	643,347
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (n)		701,000	677,193
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		655,000	671,982
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	935,236
Energy Transfer LP, 5.4%, 10/01/2047		733,000	644,300
Energy Transfer LP, 5.95%, 5/15/2054		818,000	758,528
Green Palm Bidco S.à r.l., 5.957%, 6/30/2041 (n)		756,000	740,622
Plains All American Pipeline LP, 5.7%, 9/15/2034		734,000	735,476
Plains All American Pipeline LP, 5.6%, 1/15/2036		426,000	419,761
Sunoco LP, 7.25%, 5/01/2032 (n)		3,095,000	3,200,614
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		2,052,000	2,108,929
Targa Resources Corp., 4.2%, 2/01/2033		241,000	225,195
Targa Resources Corp., 4.95%, 4/15/2052		695,000	571,902
TransCanada PipeLines Ltd., 4.609%, 6/24/2036	CAD	648,000	457,773
TransCanada PipeLines Ltd., 5.357%, 6/24/2056		648,000	444,766
Venture Global LNG, Inc., 6.375%, 12/15/2034 (n)		$1,285,000	1,275,320
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		1,074,000	1,088,726
Western Midstream Operating LP, 5.7%, 7/01/2036		778,000	766,113
			$19,403,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 5.1%
Fannie Mae, 5%, 8/01/2040	$210,329	$206,983
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	132,797	126,113
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	928,775	899,175
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	481,623	437,741
Fannie Mae, 4.5%, 3/15/2048 (i)	653,493	150,290
Fannie Mae, 2.292%, 6/25/2050 (i)	1,721,245	163,024
Fannie Mae, 2%, 9/25/2050 - 11/25/2051 (i)	2,128,152	247,101
Fannie Mae, 4%, 9/25/2050 (i)	1,285,860	244,584
Fannie Mae, 2.5%, 2/25/2051 (i)	609,326	81,885
Fannie Mae, 4.543%, 12/25/2053	1,003,200	1,007,102
Fannie Mae, 5.043%, 12/25/2054	903,057	909,108
Fannie Mae, 5.143%, 12/25/2054	1,320,637	1,332,133
Fannie Mae, 5.093%, 1/25/2055	1,450,275	1,461,472
Fannie Mae, 4.843%, 10/25/2055	2,732,627	2,739,060
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2054	2,411,277	2,403,004
Fannie Mae, UMBS, 3.5%, 5/01/2049	108,982	99,106
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2050	557,798	460,606
Fannie Mae, UMBS, 6%, 8/01/2053	250,005	254,047
Freddie Mac, 0.288%, 9/25/2026 (i)	62,189,000	622
Freddie Mac, 1.486%, 3/25/2027 (i)	1,517,000	7,980
Freddie Mac, 0.431%, 2/25/2028 (i)	46,151,000	188,153
Freddie Mac, 0.245%, 4/25/2028 (i)	46,683,000	104,365
Freddie Mac, 0.252%, 5/25/2028 (i)	47,225,000	121,349
Freddie Mac, 0.733%, 1/25/2030 (i)	4,521,140	72,430
Freddie Mac, 1.913%, 4/25/2030 (i)	2,395,024	139,568
Freddie Mac, 1.954%, 4/25/2030 (i)	2,589,254	153,191
Freddie Mac, 1.769%, 5/25/2030 (i)	3,408,930	193,283
Freddie Mac, 1.908%, 5/25/2030 (i)	7,523,890	449,398
Freddie Mac, 1.434%, 6/25/2030 (i)	3,170,959	142,796
Freddie Mac, 1.701%, 8/25/2030 (i)	2,931,170	162,103
Freddie Mac, 1.261%, 9/25/2030 (i)	1,901,519	79,717
Freddie Mac, 1.17%, 11/25/2030 (i)	3,948,102	159,711
Freddie Mac, 0.404%, 1/25/2031 (i)	15,443,911	160,918
Freddie Mac, 0.6%, 3/25/2031 (i)	20,118,474	372,562
Freddie Mac, 1.039%, 7/25/2031 (i)	5,068,698	208,845
Freddie Mac, 0.632%, 9/25/2031 (i)	21,590,988	514,945
Freddie Mac, 0.664%, 12/25/2031 (i)	5,486,706	136,578
Freddie Mac, 0.302%, 11/25/2032 (i)	33,028,344	365,796
Freddie Mac, 1.092%, 9/25/2034 (i)	5,029,953	316,494
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	414,184	402,072
Freddie Mac, 5%, 7/01/2041	186,209	185,082
Freddie Mac, 4%, 4/01/2044	20,191	19,077
Freddie Mac, 2.249%, 11/15/2048 (i)	4,781,800	368,039
Freddie Mac, 2.292%, 8/25/2049 (i)	1,130,298	105,528
Freddie Mac, 2.5%, 11/25/2050 (i)	1,788,195	292,676
Freddie Mac, 2%, 3/25/2051 - 3/25/2052 (i)	3,980,812	507,463
Freddie Mac, 3%, 10/25/2052 (i)	603,553	96,823
Freddie Mac, 5.643%, 11/25/2053	1,923,846	1,976,148
Freddie Mac, 4.943%, 8/25/2054	1,592,295	1,599,585
Freddie Mac, 5.143%, 12/25/2054	1,498,481	1,509,957
Freddie Mac, 7.593%, 9/25/2055	819,045	846,038
Freddie Mac, 2.349%, 8/15/2057 (i)	718,522	75,851
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 11/01/2054	833,693	863,451
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 7/01/2052	800,578	769,889
Freddie Mac, UMBS, 5%, 8/01/2052 - 1/01/2053	1,571,714	1,529,196
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	1,175,175	1,173,596
Freddie Mac, UMBS, 6%, 12/01/2052 - 10/01/2053	745,870	759,549
Ginnie Mae, 2.433%, 8/20/2044 - 7/20/2050 (i)	3,836,700	382,755
Ginnie Mae, 1.883%, 10/20/2045 (i)	1,005,002	70,341

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.233%, 2/20/2049 (i)		$2,204,611	$161,075
Ginnie Mae, 2.5%, 10/20/2050 (i)		2,036,823	305,132
Ginnie Mae, 2.561%, 5/20/2051 (i)		1,707,365	196,519
Ginnie Mae, 2.533%, 6/20/2051 (i)		4,870,054	520,674
Ginnie Mae, 2.361%, 7/20/2051 (i)		1,220,704	121,518
Ginnie Mae, 2.5%, 8/20/2051		155,787	130,344
Ginnie Mae, 3%, 2/20/2052 (i)		804,714	131,200
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		804,228	740,055
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053		1,316,287	1,282,736
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054		990,677	990,587
Ginnie Mae, 4.889%, 8/20/2053 - 4/20/2055		3,561,325	3,589,352
Ginnie Mae, 5.039%, 9/20/2053		1,212,072	1,228,087
Ginnie Mae, 4.939%, 10/20/2053		788,198	796,533
Ginnie Mae, 4.989%, 10/20/2053		792,565	802,011
Ginnie Mae, 4.839%, 12/20/2053 - 3/20/2064		1,800,066	1,811,803
Ginnie Mae, 4.789%, 6/20/2054		1,834,582	1,838,700
Ginnie Mae, 4.689%, 10/20/2054		772,067	774,578
Ginnie Mae, 7.589%, 5/20/2055		639,120	648,744
Ginnie Mae, 6.117%, 6/20/2055		1,059,294	1,006,391
Ginnie Mae, 6.192%, 6/20/2055		582,775	553,967
Ginnie Mae, 1.711%, 7/20/2055 (i)		1,663,105	71,949
Ginnie Mae, 2.461%, 5/20/2064 (i)		1,698,243	73,960
Ginnie Mae, 4.439%, 8/20/2065 - 2/20/2066		2,167,681	2,159,906
Ginnie Mae, 4.139%, 8/20/2067		643,927	642,622
UMBS, TBA, 3%, 9/25/2056		225,000	191,714
			$51,576,611
Municipals – 0.6%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$380,000	$369,109
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	747,015
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,027,876
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,305,000	1,318,670
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	806,642
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		705,000	696,273
			$5,965,585
Natural Gas - Distribution – 0.5%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,062,000	$1,077,057
ENGIE S.A., 3.25%, 1/11/2032	EUR	900,000	1,017,234
Vier Gas Transport GmbH, 3.375%, 11/11/2031		1,300,000	1,474,478
Vier Gas Transport GmbH, 3.625%, 9/08/2033		900,000	1,015,864
			$4,584,633
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$744,659
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,064,747
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	278,098
EP Infrastructure A.S., 4.125%, 2/27/2033	EUR	1,361,000	1,530,244
EP Infrastructure A.S., 4.375%, 1/29/2034		485,000	549,308
Spire, Inc., 4.6%, 9/01/2031		$814,000	791,547
Spire, Inc., 6.25%, 6/01/2056		1,016,000	1,012,685
			$5,971,288
Network & Telecom – 0.2%
AT&T, Inc., 4.15%, 8/03/2034	EUR	1,000,000	$1,150,526
Koninklijke KPN N.V., 0.875%, 12/14/2032		1,000,000	966,802
			$2,117,328

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 2.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$749,000	$772,242
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	713,206
Bank of Cyprus PCL, 3.875% to 5/20/2030, FLR (EURIBOR - 3mo. + 1%) to 5/20/2031	EUR	940,000	1,081,278
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$597,000	632,036
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,037,000	908,419
CaixaBank S.A., 3.375%, 6/26/2035	EUR	1,200,000	1,335,612
CaixaBank S.A., 3.75%, 1/27/2036		600,000	674,920
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,516,428
Crédit Agricole S.A., 3.875%, 2/16/2038	EUR	800,000	882,966
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$659,000	663,277
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		545,000	536,875
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034		854,000	901,295
Erste & Steiermärkische Bank d.d., 4.125% to 5/27/2031, FLR (EURIBOR - 3mo. + 1.15%) to 5/27/2032	EUR	1,000,000	1,157,363
Intesa Sanpaolo S.p.A., 3.75%, 6/22/2034		1,120,000	1,269,904
Intesa Sanpaolo S.p.A., 6.005%, 6/29/2037 (n)		$1,205,000	1,180,178
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	723,000	969,574
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	819,334
mBank S.A., 3.771%, 3/03/2032		100,000	114,279
mBank S.A., 4.335% to 5/26/2032, FLR (EURIBOR - 3mo. + 1.27%) to 5/26/2033		500,000	582,675
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034		1,380,000	1,553,816
NatWest Markets PLC, 3.125%, 1/13/2031		460,000	520,591
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		$1,620,000	1,601,387
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	782,229
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		791,000	791,795
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	871,123
Slovenská Sporitelna A.S., 3.5%, 7/06/2030		400,000	460,980
Svenska Handelsbanken AB, 3.5%, 4/29/2033		1,090,000	1,234,386
Tatra Banka A.S., 4.269%, 5/26/2032		500,000	578,026
Unicaja Banco S.A., 3.75% to 6/26/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.168%) to 6/26/2033		1,100,000	1,249,769
UniCredit S.p.A., 2.875%, 7/15/2030		1,430,000	1,629,251
			$27,985,214
Pharmaceuticals & Biotechnology – 0.7%
AbbVie, Inc., 4.4%, 3/15/2033		$534,000	$511,870
AbbVie, Inc., 5.35%, 3/15/2044		488,000	460,198
AbbVie, Inc., 5.4%, 3/15/2054		611,000	559,295
Bayer U.S. Finance LLC, 5.375%, 7/20/2033 (n)		1,774,000	1,752,220
LSF12 Pillar Investments (US), Inc., 5.75%, 5/15/2033	EUR	2,255,000	2,584,048
Mylan, Inc., 5.2%, 4/15/2048		$311,000	251,263
Utah Acquistion Sub, Inc., 5.25%, 6/15/2046		440,000	361,669
Viatris, Inc., 4%, 6/22/2050		777,000	520,241
			$7,000,804
Pollution Control – 0.3%
Clean Harbors, Inc., 6.375%, 2/01/2031 (n)		$3,241,000	$3,280,712
Railroads – 0.2%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$1,061,000	$986,243
Union Pacific Corp., 3.25%, 2/05/2050		1,307,000	856,170
			$1,842,413
Real Estate - Apartment – 0.2%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034		$1,760,000	$1,744,818
Real Estate - Other – 0.3%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	1,018,000	$1,153,550
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		$2,188,000	2,210,565
			$3,364,115

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.8%
Choice Properties, REIT, 4.628%, 8/08/2035	CAD	1,822,000	$1,296,046
Hammerson PLC, 3.5%, 4/15/2032	EUR	1,462,000	1,633,245
Klepierre S.A., 3.875%, 9/01/2034 (w)		600,000	684,351
Realty Income Corp., REIT, 3.625%, 7/30/2032		750,000	848,963
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,842,000	1,650,450
STORE Capital LLC, REIT, 2.7%, 12/01/2031		62,000	53,913
Unibail-Rodamco-Westfield SE, REIT, 3.875%, 4/21/2033	EUR	600,000	682,461
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$1,043,000	1,036,390
			$7,885,819
Real Estate - Storage & Office – 0.3%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$380,000	$379,529
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	800,000	922,811
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$457,000	460,611
Highwoods Realty LP, 5.35%, 1/15/2033		1,050,000	1,027,518
			$2,790,469
Retail & E-commerce – 1.2%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	898,000	$1,029,170
Amazon.com, Inc., 5.8%, 3/13/2056		$1,045,000	963,920
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		2,058,122	2,209,089
Carvana Co., 9%, 6/01/2031 (n)(p)		2,245,356	2,475,813
Dick's Sporting Goods, 4.1%, 1/15/2052		1,748,000	1,190,647
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	900,000	1,001,558
Home Depot, Inc., 3.625%, 4/15/2052		$965,000	666,030
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		2,188,000	2,165,984
			$11,702,211
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 5.2%, 7/15/2035		$518,000	$493,639
Broadcom, Inc., 5.7%, 1/15/2056		496,000	446,812
Intel Corp., 5.7%, 2/10/2053		897,000	800,827
Skyworks Solutions, Inc., 5.75%, 1/10/2032		401,000	398,059
			$2,139,337
Software – 0.5%
Dassault Systemes SE, 3.375%, 6/16/2031	EUR	700,000	$799,807
Fair Isaac Corp., 6%, 5/15/2033 (n)		$827,000	813,516
Microsoft Corp., 2.675%, 6/01/2060		607,000	315,644
Oracle Corp., 4.95%, 2/04/2031		508,000	486,782
Oracle Corp., 5.35%, 5/04/2033		558,000	525,786
Oracle Corp., 4.7%, 9/27/2034		566,000	499,370
Oracle Corp., 5.7%, 2/04/2036		484,000	447,527
Oracle Corp., 4%, 7/15/2046		748,000	479,664
Sage Group PLC, 3.821%, 2/25/2033	EUR	240,000	271,405
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	673,710
			$5,313,211
Supermarkets – 0.5%
FR Bondco S.A.S., 6.875%, 10/31/2032	EUR	1,508,000	$1,776,102
KeHE Distributions LLC/KeHE Finance Corp., 7%, 8/15/2034 (n)		$2,323,000	2,344,005
Kroger Co., 5.5%, 9/15/2054		698,000	626,309
			$4,746,416
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 3.875%, 4/15/2030		$266,000	$255,650
T-Mobile USA, Inc., 5.05%, 7/15/2033		262,000	256,518
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	250,390
T-Mobile USA, Inc., 5.85%, 2/15/2056		332,000	303,633

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	1,950,000	$2,249,698
			$3,315,889
Telephone Services – 0.1%
TELUS Corp., 5.25%, 11/15/2032	CAD	1,355,000	$1,018,496
Tobacco – 0.3%
B.A.T. International Finance PLC, 3.375%, 5/11/2029	EUR	900,000	$1,040,566
B.A.T. International Finance PLC, 4.125%, 4/12/2032		1,110,000	1,295,077
Imperial Brands Finance PLC, 3.875%, 8/02/2033		680,000	764,099
			$3,099,742
Transportation & Logistics – 0.9%
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	600,000	$669,828
Edge Finco PLC, 8.125%, 8/15/2031	GBP	1,914,000	2,670,950
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		$1,816,000	1,777,281
Ferrovial N.V., 3.625%, 9/18/2032	EUR	690,000	785,420
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	560,000	727,229
Heathrow Funding Ltd., 5.875%, 5/13/2041		430,000	539,977
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,701,781
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	280,000	313,215
			$9,185,681
Travel, Gaming, & Lodging – 0.9%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	1,850,000	$2,534,976
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,439,000	1,414,137
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	490,000	651,309
Hilton Domestic Operating Co., Inc., 5.5%, 9/15/2031 (n)		$2,907,000	2,895,731
Las Vegas Sands Corp., 3.9%, 8/08/2029		1,225,000	1,181,024
Las Vegas Sands Corp., 5.3%, 5/15/2031		333,000	329,027
Las Vegas Sands Corp., 5.65%, 5/18/2033		330,000	324,787
			$9,330,991
U.S. Treasury Obligations – 3.9%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$4,426,000	$3,780,081
U.S. Treasury Bonds, 5%, 5/15/2046		12,468,000	12,099,804
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		6,554,000	6,058,354
U.S. Treasury Bonds, 5%, 5/15/2056		8,833,000	8,512,804
U.S. Treasury Notes, 4.25%, 5/15/2035		7,222,000	6,988,695
U.S. Treasury Notes, 4.375%, 5/15/2036		2,589,000	2,515,375
			$39,955,113
Utilities – 3.1%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		$825,500	$738,977
AEP Texas, Inc., 5.2%, 4/15/2036		439,000	422,989
AEP Transmission Co. LLC, 5.375%, 6/15/2035		709,000	705,969
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	761,609
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	201,135
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	146,610
Bruce Power LP, 4.7%, 6/21/2031	CAD	510,000	376,483
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	879,087
Duke Energy Florida LLC, 6.2%, 11/15/2053		$869,000	882,680
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	670,000	741,969
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	650,000	855,371
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$889,000	784,546
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	930,000	1,177,317
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$327,000	267,031
Enel Finance International N.V., 5.5%, 6/15/2052 (n)		299,000	264,131
Energuate Trust, 6.35%, 9/15/2035 (n)		1,020,000	999,956

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – continued
ENGIE Energía Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	$246,965
Eversource Energy, 5.5%, 1/01/2034		544,000	543,329
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	422,821
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		2,660,000	2,624,455
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	840,000	945,380
NextEra Energy, Inc., 6% to 10/01/2031, FLR (CMT - 5yr. + 1.84%) to 10/01/2056		$505,000	498,621
NextEra Energy, Inc., 6.2% to 10/01/2036, FLR (CMT - 5yr. + 1.765%) to 10/01/2056		337,000	328,427
Oncor Electric Delivery Co. LLC, 4.55% to 11/26/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.534%) to11/26/2036, FLR (EUR ICE Swap Rate - 5yr. + 1.784%) to 11/26/2051, FLR (EUR ICE Swap Rate - 5yr. + 2.534%) to 11/26/2056	EUR	473,000	545,254
PG&E Corp., 5.25%, 7/01/2030		$3,165,000	3,079,707
PPL Electric Utilities Corp., 5.25%, 5/15/2053		917,000	816,721
PSEG Power LLC, 5.2%, 5/15/2030 (n)		801,000	801,894
Scottish Hydro Electric Transmission PLC, 3.375%, 11/02/2033	EUR	930,000	1,035,359
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$482,000	486,237
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		2,367,000	2,324,535
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	2,180,000	2,454,415
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$948,000	919,825
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		953,000	910,240
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		2,347,000	2,499,409
			$31,689,454
Utilities - Other – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$795,029
Total Bonds			$981,277,618
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.75% (v)		23,549,095	$23,551,450

Underlying/Expiration Date/Exercise Price (Rate)	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Fixed Income ETFs – 0.2%
Call - iShares 20+ Year Treasury Bond ETF – 1/21/2028 @ $89	Morgan Stanley	$64,873,788	7,924	$1,671,964

Other Assets, Less Liabilities – 0.7%	6,680,598
Net Assets – 100.0%	$1,013,181,630

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,551,450 and
$982,949,582, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $307,868,553, representing 30.4% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 8/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	10,845,237	USD	7,651,156	Barclays Bank PLC	10/16/2026	$115,154
AUD	17,118,393	USD	11,906,391	HSBC Bank	10/16/2026	352,148
AUD	3,673,837	USD	2,567,322	JPMorgan Chase Bank N.A.	10/16/2026	63,525
AUD	4,917,953	USD	3,436,589	State Street Corp.	10/16/2026	85,173
CAD	204,895	USD	146,118	Barclays Bank PLC	10/16/2026	2,023
CAD	3,576,700	USD	2,562,852	Citibank N.A.	10/16/2026	23,115
CAD	4,292,760	USD	3,089,818	JPMorgan Chase Bank N.A.	10/16/2026	13,863
CAD	3,342,024	USD	2,385,288	Merrill Lynch International	10/16/2026	31,007
CNH	3,442,493	USD	512,570	JPMorgan Chase Bank N.A.	10/16/2026	1,526
EUR	5,560,501	USD	6,364,058	Citibank N.A.	10/16/2026	105,905
EUR	11,883,756	USD	13,695,496	HSBC Bank	10/16/2026	131,937
EUR	6,052,372	USD	6,960,471	JPMorgan Chase Bank N.A.	10/16/2026	81,811
EUR	6,990,809	USD	8,031,288	State Street Corp.	10/16/2026	102,918
GBP	383,457	USD	513,947	BNP Paribas	10/16/2026	5,673
GBP	302,217	USD	407,941	Goldman Sachs International	10/16/2026	1,591

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
GBP	7,192,121	USD	9,626,365	HSBC Bank	10/16/2026	$119,639
GBP	1,858,141	USD	2,502,714	JPMorgan Chase Bank N.A.	10/16/2026	15,243
GBP	1,906,212	USD	2,566,887	Merrill Lynch International	10/16/2026	16,210
GBP	375,979	USD	509,232	State Street Corp.	10/16/2026	256
GBP	2,901,659	USD	3,890,410	UBS AG	10/16/2026	41,611
HUF	161,378,708	USD	510,691	HSBC Bank	10/16/2026	1,584
IDR	45,178,424,018	USD	2,537,658	Goldman Sachs International	10/28/2026	466
JPY	390,978,412	USD	2,428,582	Barclays Bank PLC	10/16/2026	27,459
JPY	35,405,368	USD	220,491	HSBC Bank	10/16/2026	1,918
MXN	44,128,662	USD	2,541,121	HSBC Bank	10/16/2026	46,097
MXN	43,513,197	USD	2,549,970	State Street Corp.	10/16/2026	1,164
MYR	21,227,960	USD	5,225,987	Barclays Bank PLC	10/15/2026	54,222
NOK	51,116,543	USD	5,221,865	HSBC Bank	10/16/2026	245,500
NZD	6,071,080	USD	3,563,853	State Street Corp.	10/16/2026	32,346
SGD	13,360,901	USD	10,403,579	HSBC Bank	10/16/2026	139,364
SGD	3,244,732	USD	2,556,431	Merrill Lynch International	10/16/2026	3,952
ZAR	11,890,101	USD	714,638	HSBC Bank	10/16/2026	21,243
ZAR	102,580,127	USD	6,169,051	Merrill Lynch International	10/16/2026	179,656
ZAR	36,087,095	USD	2,176,892	State Street Corp.	10/16/2026	56,546
USD	5,913,227	BRL	31,023,153	JPMorgan Chase Bank N.A.	11/24/2026	28,223
USD	10,399,096	CHF	8,337,371	Barclays Bank PLC	10/16/2026	33,735
USD	2,553,816	CHF	2,045,806	JPMorgan Chase Bank N.A.	10/16/2026	10,386
USD	2,042,045	EUR	1,749,229	JPMorgan Chase Bank N.A.	10/16/2026	6,717
USD	2,826,325	EUR	2,418,873	State Street Corp.	10/16/2026	11,827
USD	2,276,575	GBP	1,674,814	State Street Corp.	10/16/2026	7,044
USD	2,254,831	JPY	352,567,921	State Street Corp.	10/16/2026	40,077
						$2,259,854
Liability Derivatives
CAD	5,714,730	USD	4,161,238	Citibank N.A.	10/16/2026	$(29,468)
CAD	7,034,943	USD	5,113,855	HSBC Bank	10/16/2026	(27,566)
EUR	435,648	USD	509,611	Barclays Bank PLC	10/16/2026	(2,710)
EUR	2,123,354	USD	2,478,312	HSBC Bank	10/16/2026	(7,667)
EUR	872,400	USD	1,020,372	State Street Corp.	10/16/2026	(5,284)
GBP	374,332	USD	509,952	HSBC Bank	10/16/2026	(2,697)
GBP	358,306	USD	486,741	JPMorgan Chase Bank N.A.	10/16/2026	(1,202)
HUF	1,104,692,847	USD	3,546,815	HSBC Bank	10/16/2026	(40,114)
IDR	45,178,513,437	USD	2,538,547	Citibank N.A.	10/28/2026	(418)
JPY	81,193,177	USD	512,148	JPMorgan Chase Bank N.A.	10/16/2026	(2,110)
MXN	89,723,281	USD	5,284,867	Citibank N.A.	10/16/2026	(24,484)
PEN	5,121,485	USD	1,529,349	Citibank N.A.	10/22/2026	(9,876)
PLN	7,071,170	USD	1,903,157	Merrill Lynch International	10/16/2026	(5,616)
THB	83,618,537	USD	2,550,777	Barclays Bank PLC	10/15/2026	(24,525)
ZAR	24,613,730	USD	1,530,311	State Street Corp.	10/16/2026	(6,962)
USD	15,193,259	AUD	21,956,126	State Street Corp.	10/16/2026	(529,596)
USD	26,420,513	CAD	37,027,450	Merrill Lynch International	10/16/2026	(350,465)
USD	5,150,418	CHF	4,150,220	State Street Corp.	10/16/2026	(9,306)
USD	53,034,029	CNH	356,886,771	Barclays Bank PLC	10/16/2026	(262,777)
USD	2,561,699	CNH	17,159,633	Citibank N.A.	10/16/2026	(889)
USD	6,169,157	CNH	41,380,334	Merrill Lynch International	10/16/2026	(10,505)
USD	1,160,408	CZK	24,608,763	Citibank N.A.	10/16/2026	(23,059)
USD	1,556,194	EUR	1,364,854	Citibank N.A.	10/16/2026	(31,893)
USD	225,793,355	EUR	196,843,228	Deutsche Bank AG	10/16/2026	(3,245,053)
USD	3,709,619	EUR	3,234,965	HSBC Bank	10/16/2026	(54,450)
USD	3,094,594	EUR	2,701,008	State Street Corp.	10/16/2026	(48,185)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,548,380	GBP	1,157,823	Barclays Bank PLC	10/16/2026	$(20,580)
USD	55,423,834	GBP	41,342,631	HSBC Bank	10/16/2026	(599,335)
USD	55,424,135	GBP	41,345,138	State Street Corp.	10/16/2026	(602,431)
USD	192,523	HUF	60,815,258	Merrill Lynch International	10/16/2026	(527)
USD	10,176,196	IDR	183,628,447,339	Citibank N.A.	10/28/2026	(140,050)
USD	9,410,873	JPY	1,515,060,455	Barclays Bank PLC	10/16/2026	(106,403)
USD	3,633,799	JPY	583,587,086	State Street Corp.	10/16/2026	(32,167)
USD	43,661,223	KRW	61,821,584,809	Merrill Lynch International	11/18/2026	(1,559,659)
USD	2,520,303	MXN	44,802,249	HSBC Bank	10/16/2026	(106,407)
USD	11,635,255	MXN	204,984,763	UBS AG	10/16/2026	(382,789)
USD	5,197,835	MYR	21,227,960	Barclays Bank PLC	10/15/2026	(82,374)
USD	5,073,853	NOK	49,634,616	HSBC Bank	10/16/2026	(235,007)
USD	4,067,810	NZD	6,984,347	Citibank N.A.	10/16/2026	(69,361)
USD	2,651,930	NZD	4,582,119	HSBC Bank	10/16/2026	(62,283)
USD	7,643,537	NZD	13,052,693	State Street Corp.	10/16/2026	(88,212)
USD	3,442,562	PLN	13,002,048	HSBC Bank	10/16/2026	(46,523)
USD	2,469,866	PLN	9,352,845	Merrill Lynch International	10/16/2026	(39,960)
USD	98,817	SEK	951,329	Merrill Lynch International	10/16/2026	(758)
USD	9,953,092	THB	331,768,715	Barclays Bank PLC	10/15/2026	(70,180)
USD	3,002,762	THB	100,025,000	Chase Manhattan Bank	10/15/2026	(19,156)
USD	8,037,905	ZAR	132,569,172	Merrill Lynch International	10/16/2026	(166,830)
						$(9,187,869)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	72	$10,308,431	September – 2026	$160,770
Euro-Buxl 30 yr	Short	EUR	24	2,889,750	September – 2026	148,249
Korea Government Bond 3 yr	Long	KRW	22	1,659,404	September – 2026	10,901
U.S. Treasury Bond 30 yr	Long	USD	49	5,322,625	December – 2026	12,449
U.S. Treasury Note 2 yr	Short	USD	359	73,679,141	December – 2026	155,775
U.S. Treasury Note 5 yr	Short	USD	750	79,277,344	December – 2026	326,550
						$814,694
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	146	$11,197,084	September – 2026	$(83,961)
Canadian Treasury Bond 10 yr	Long	CAD	57	4,820,087	December – 2026	(25,665)
Canadian Treasury Bond 5 yr	Long	CAD	116	9,348,129	December – 2026	(33,818)
Euro-Bobl 5 yr	Long	EUR	184	24,215,065	September – 2026	(314,692)
Euro-BTP 10 yr	Long	EUR	25	3,343,812	September – 2026	(90,371)
Euro-Schatz 2 yr	Long	EUR	653	79,865,431	September – 2026	(300,551)
Korea Government Bond 10 yr	Short	KRW	127	9,798,283	September – 2026	(20,717)
Long Gilt 10 yr	Long	GBP	33	3,851,750	December – 2026	(2,803)
U.S. Treasury Note 10 yr	Long	USD	70	7,535,938	December – 2026	(25,415)
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	220,062	December – 2026	(992)
U.S. Treasury Ultra Note 10 yr	Long	USD	82	8,972,594	December – 2026	(15,678)
						$(914,663)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$210,795	$—	$210,795
12/13/29	CNY	79,700,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	23,809	148	23,958
11/26/30	CNY	77,500,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	12,748	—	12,748
						$247,352	$148	$247,501
At August 31, 2026, the fund had cash collateral of $5,830,000 and other liquid securities collateral with an aggregate value of $3,834,690 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest up to 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents more than 20% of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2026, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Supplemental Information (unaudited) – continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$39,955,113	$—	$39,955,113
Non - U.S. Sovereign Debt	—	409,345,976	—	409,345,976
Municipal Bonds	—	5,965,585	—	5,965,585
U.S. Corporate Bonds	—	245,911,113	—	245,911,113
Residential Mortgage-Backed Securities	—	62,958,480	—	62,958,480
Commercial Mortgage-Backed Securities	—	15,456,150	—	15,456,150
Asset-Backed Securities (including CDOs)	—	25,239,347	—	25,239,347
Foreign Bonds	—	176,445,854	—	176,445,854
Purchased Options	—	1,671,964	—	1,671,964
Investment Companies	23,551,450	—	—	23,551,450
Total	$23,551,450	$982,949,582	$—	$1,006,501,032
Other Financial Instruments
Futures Contracts – Assets	$814,694	$—	$—	$814,694
Futures Contracts – Liabilities	(914,663)	—	—	(914,663)
Forward Foreign Currency Exchange Contracts – Assets	—	2,259,854	—	2,259,854
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,187,869)	—	(9,187,869)
Swap Agreements – Assets	—	247,501	—	247,501
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,489,323	$411,391,059	$398,326,361	$(1,180)	$(1,391)	$23,551,450

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$478,805	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2026, are as follows:
United States	24.6%
China	11.6%
United Kingdom	11.1%
Germany	10.1%
Italy	6.5%
Canada	3.9%
South Korea	3.7%
France	3.2%
Australia	2.5%
Other Countries	22.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.